Summary of Significant Accounting Policies and Going Concern (Details 2) - shares	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Schedule of potentially dilutive securities
Stock options	17,673	17,755	17,775
Warrants	11,859,616	25,484,484	1,198,271
Related party convertible debt and accrued interest	40,101,615	526,400,307	11,162,896
Third party convertible debt (including senior debt)	880,053,346	2,068,874,206	83,780,049
Total	932,032,250	2,620,776,752	96,158,991